Earnout Liability (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instrument Detail [Abstract]
Summary of Earnout Liability Activity

The following represents a summary of the earnout liability activity during the six months ended June 30, 2022:

Earnout Liability
Balance at December 31, 2021	$—
Recognized upon Business Combination	58,871
Changes in fair value	(52,681)
Balance at June 30, 2022	$6,190

Summary of Weighted Average Assumptions Used to Determine Fair Value of Earnout Liability

The following weighted-average assumptions were used to determine the fair value of the earnout liability at June 30, 2022:

Earnout Liability
Expected term	4.5 years
Expected volatility	62.0%
Expected dividend yield	0.0%
Risk free interest rate	3.0%
Price of Gelesis Common Stock	$1.55